Document and Entity Information	12 Months Ended
Oct. 28, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2011
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Nov 1, 2012
Document Effective Date	Nov 1, 2012
Prospectus Date	Oct 28, 2011

Prospectus Supplement — November 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Minnesota Tax Exempt Fund	Oct. 28, 2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%

Other expenses	0.20%	0.20%	0.20%	0.20%

Total annual fund operating expenses	0.85%	1.60%	1.60%	0.60%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$558	$734	$926	$1,482

Class B (if shares are redeemed)	$663	$806	$1,074	$1,707

Class B (if shares are not redeemed)	$163	$506	$874	$1,707

Class C (if shares are redeemed)	$263	$506	$874	$1,909

Class C (if shares are not redeemed)	$163	$506	$874	$1,909

Class Z (whether or not shares are redeemed)	$61	$193	$337	$758

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Supplement [Text Block]	cfst34_SupplementTextBlock

Prospectus Supplement — November 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Minnesota Tax Exempt Fund	Oct. 28, 2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%

Other expenses	0.20%	0.20%	0.20%	0.20%

Total annual fund operating expenses	0.85%	1.60%	1.60%	0.60%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$558	$734	$926	$1,482

Class B (if shares are redeemed)	$663	$806	$1,074	$1,707

Class B (if shares are not redeemed)	$163	$506	$874	$1,707

Class C (if shares are redeemed)	$263	$506	$874	$1,909

Class C (if shares are not redeemed)	$163	$506	$874	$1,909

Class Z (whether or not shares are redeemed)	$61	$193	$337	$758

Columbia Minnesota Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst34_SupplementTextBlock

Prospectus Supplement — November 1, 2012 to the Prospectuses, as supplemented, of the following fund:

Fund	Prospectuses Dated
Columbia Minnesota Tax Exempt Fund	Oct. 28, 2011

The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund

The fee and expense table in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Z
Management fees	0.40%	0.40%	0.40%	0.40%

Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%

Other expenses	0.20%	0.20%	0.20%	0.20%

Total annual fund operating expenses	0.85%	1.60%	1.60%	0.60%

(a)	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled "Fees and Expenses of the Fund" is hereby replaced with the following:

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$558	$734	$926	$1,482

Class B (if shares are redeemed)	$663	$806	$1,074	$1,707

Class B (if shares are not redeemed)	$163	$506	$874	$1,707

Class C (if shares are redeemed)	$263	$506	$874	$1,909

Class C (if shares are not redeemed)	$163	$506	$874	$1,909

Class Z (whether or not shares are redeemed)	$61	$193	$337	$758

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Columbia Minnesota Tax-Exempt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[1]
1 year	rr_ExpenseExampleYear01	558
3 years	rr_ExpenseExampleYear03	734
5 years	rr_ExpenseExampleYear05	926
10 years	rr_ExpenseExampleYear10	1,482
1 year	rr_ExpenseExampleNoRedemptionYear01	558
3 years	rr_ExpenseExampleNoRedemptionYear03	734
5 years	rr_ExpenseExampleNoRedemptionYear05	926
10 years	rr_ExpenseExampleNoRedemptionYear10	1,482
Columbia Minnesota Tax-Exempt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%	[1]
1 year	rr_ExpenseExampleYear01	663
3 years	rr_ExpenseExampleYear03	806
5 years	rr_ExpenseExampleYear05	1,074
10 years	rr_ExpenseExampleYear10	1,707
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	506
5 years	rr_ExpenseExampleNoRedemptionYear05	874
10 years	rr_ExpenseExampleNoRedemptionYear10	1,707
Columbia Minnesota Tax-Exempt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%	[1]
1 year	rr_ExpenseExampleYear01	263
3 years	rr_ExpenseExampleYear03	506
5 years	rr_ExpenseExampleYear05	874
10 years	rr_ExpenseExampleYear10	1,909
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	506
5 years	rr_ExpenseExampleNoRedemptionYear05	874
10 years	rr_ExpenseExampleNoRedemptionYear10	1,909
Columbia Minnesota Tax-Exempt Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%	[1]
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	193
5 years	rr_ExpenseExampleYear05	337
10 years	rr_ExpenseExampleYear10	758
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	193
5 years	rr_ExpenseExampleNoRedemptionYear05	337
10 years	rr_ExpenseExampleNoRedemptionYear10	758

[1]	Expense ratios have been adjusted to reflect current fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct 28, 2011
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2012